Financial instruments - financial and other risks - Categories of financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Purchase of financial assets measured at fair value through profit or loss, classified as investing activities	$ 45,850	$ 89,137	$ 0
Number of vessels | vessel	1
Debt outstanding	$ 619,204	861,967
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	9,148	15,754
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	6,200	14,500
Finance lease
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	100	900
Unsecured Senior Notes Due 2025 | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	400
Unsecured Senior Notes Due 2030 | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	2,900
Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	34,029	32,213
Accrued expenses and other current liabilities | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	65,609	73,591
Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	402,997	718,514
Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	19,121	73,283
Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value		70,571
Unsecured Senior Notes Due 2030 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	200,000
Equity investments | DHT Holdings, Inc.
Disclosure of detailed information about financial instruments [line items]
Purchase of financial assets measured at fair value through profit or loss, classified as investing activities		89,100
Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	751,955	332,580
Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	180,801	150,183
Investment in DHT | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	0	74,157
Financial assets, carrying value	0	74,157
Level 1 of fair value hierarchy | Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	34,029	32,213
Level 1 of fair value hierarchy | Accrued expenses and other current liabilities | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	65,609	73,591
Level 1 of fair value hierarchy | Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		70,938
Level 1 of fair value hierarchy | Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	751,955	332,580
Level 1 of fair value hierarchy | Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	180,801	150,183
Level 2 of fair value hierarchy | Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	402,997	718,514
Level 2 of fair value hierarchy | Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	19,121	$ 73,283
Level 2 of fair value hierarchy | Unsecured Senior Notes Due 2030 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 204,200
Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel	93	99
Scorpio Pools | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	$ 39,644	$ 45,761
Scorpio Pools | Level 1 of fair value hierarchy | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 39,644	$ 45,761